Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes

12.	INCOME TAXES

The following table reconciles the US statutory rates to the Company’s effective tax rate for the six-month ended June 30, 2014 and 2013:

Six-month ended June 30,	2014	2013

US statutory rate	34%	34%
Tax rate difference	(9)%	(9)%
Tax exemption and reduction	(26)%	(25)%
Total provision for income taxes	(1)%	-%

The provision for income taxes is comprised of the following:

June 30,	2014	2013

Current:
USA	$-	$-
PRC	2,446	-
Deferred:
USA	-	-
PRC	-	-
Total provision for income taxes	$2,446	$-

The Company’s subsidiary, Teletronics (Beijing) Science & Technology Co., Ltd., is incorporated in the PRC and is subject to PRC’s Unified Enterprise Income Tax Law (“EIT”). For the six-month ended June 30, 2014 and 2013, the Company’s subsidiary recorded income tax expense of $2,446 and $0, respectively.

The components of the net deferred tax assets are as follows:

	June 30, 2014	December 31, 2013

Current:
Allowance for bad debt	$2,243	$6,107
Inventory reserve	159,488	159,488
Current deferred tax assets	161,731	165,595
Less valuation allowance	(161,731)	(165,595)
Current net deferred tax assets	-	-

Non-current:
Net operating loss carry-forwards	4,026,111	4,026,111
Non-current deferred tax assets	4,026,111	4,026,111
Less valuation allowance	(4,026,111)	(4,026,111)
Non-current net deferred tax assets	-	-

Net deferred tax asset	$-	$-

The Federal and State net operating losses carry-forward are approximately $12,000,000 for the six months ended June 30, 2014. These Federal and State net operating losses carry-forward will expire in various tax years through 2026 and 2032, respectively.

The Company has recorded a valuation allowance against all of the realization of its net deferred tax assets at June 30, 2014 and 2013. The valuation allowance is based on management’s estimates and analyses, which include the impact of tax laws which may limit the Company’s ability to utilize its net deferred tax assets.

11.	INCOME TAXES

The following table reconciles the US statutory rates to the Company’s effective tax rate for the years ended December 31, 2013 and 2012:

Years ended December 31,	2013	2012

US statutory rate	34%	34%
Tax rate difference	(9)%	(9)%
Extinguishment of accrued compensation and accrued interest	66%	-
US Net operating loss used	(40)%	-
Tax exemption and un-deductible items	(50)%	(25)%
Total provision for income taxes	1%	-%

The provision for income taxes is comprised of the following:

December 31,	2013	2012

Current:
USA	$-	$-
PRC	4,620	-
Deferred:
USA	-	-
PRC	-	-
Total provision for income taxes	$4,620	$-

The Company’s subsidiary, Teletronics (Beijing) Science & Technology Co., Ltd., is incorporated in the PRC and is subject to PRC’s Unified Enterprise Income Tax Law (“EIT”). For the years ended December 31, 2013 and 2012, the Company’s subsidiary recorded income tax expense of $4,620 and $0, respectively.

The components of the net deferred tax assets are as follows:

December 31,	2013	2012

Current:
Allowance for bad debt	$6,107	$1,529
Inventory reserve	159,488	31,221
Current deferred tax assets	165,595	32,750
Less valuation allowance	(165,595)	(32,750)
Current net deferred tax assets	-	-

Non-current:
Net operating loss carry-forwards	4,026,111	4,758,365
Non-current deferred tax assets	4,026,111	4,758,365
Less valuation allowance	(4,026,111)	(4,758,365)
Non-current net deferred tax assets	-	-

Net deferred tax asset	$-	$-

The Federal and State net operating losses carry-forward are approximately $12,000,000 for the year ended December 31, 2013. These Federal and State net operating losses carry-forward will expire in various tax years through 2026 and 2032, respectively.

The Company has recorded a valuation allowance against all of the realization of its net deferred tax assets at December 31, 2013 and 2012. The valuation allowance is based on management’s estimates and analyses, which include the impact of tax laws which may limit the Company’s ability to utilize its net deferred tax assets.